Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2016
C000161514
Account Value [Line Items]
Line Graph and Table Measure Name	The Community Development Fund, Class A Shares
Account Value	$ 1,074,007	$ 1,046,054	$ 1,004,789	$ 1,072,893	$ 1,092,067	$ 1,046,141	$ 992,979	$ 996,195	$ 981,052	$ 1,000,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 1,099,248	1,085,675	1,028,794	1,182,660	1,201,183	1,117,310	1,027,727	1,027,610	992,459	1,000,000
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index(TR)(USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index(TR)(USD)
Account Value	$ 1,064,910	$ 1,049,628	$ 998,907	$ 1,130,901	$ 1,142,822	$ 1,096,925	$ 1,030,543	$ 1,020,418	$ 995,466	$ 1,000,000